Pioneer Variable Contracts Trust
Pioneer Select Mid Cap Growth

VCT Portfolio
Class I Shares
Schedule of Investments  |  March 31, 2023

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.4%
	Common Stocks — 98.4% of Net Assets
	Aerospace & Defense — 1.8%
3,863(a)	Axon Enterprise, Inc.	$ 868,595
4,245	Curtiss-Wright Corp.	748,224
	Total Aerospace & Defense	$1,616,819
	Air Freight & Logistics — 0.3%
6,110(a)	GXO Logistics, Inc.	$ 308,311
	Total Air Freight & Logistics	$308,311
	Beverages — 0.8%
8,016(a)	Celsius Holdings, Inc.	$ 745,007
	Total Beverages	$745,007
	Biotechnology — 3.8%
6,216(a)	Alnylam Pharmaceuticals, Inc.	$ 1,245,189
2,735(a)	BioMarin Pharmaceutical, Inc.	265,951
21,144(a)	Natera, Inc.	1,173,915
3,379(a)	Prometheus Biosciences, Inc.	362,634
19,531(a)	Replimune Group, Inc.	344,918
	Total Biotechnology	$3,392,607
	Building Products — 0.9%
4,068	Fortune Brands Innovations, Inc.	$ 238,914
11,463(a)	Trex Co., Inc.	557,904
	Total Building Products	$796,818
	Capital Markets — 4.3%
4,945	MSCI, Inc.	$ 2,767,667
4,254	State Street Corp.	321,985
9,092	Tradeweb Markets, Inc., Class A	718,450
	Total Capital Markets	$3,808,102
	Chemicals — 1.8%
4,992	CF Industries Holdings, Inc.	$ 361,870
7,358	Scotts Miracle-Gro Co.	513,147
1,700	Sherwin-Williams Co.	382,109
4,109	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	333,076
	Total Chemicals	$1,590,202
	Communications Equipment — 2.3%
7,070(a)	Arista Networks, Inc.	$ 1,186,770
3,039	Motorola Solutions, Inc.	869,549
	Total Communications Equipment	$2,056,319
	Construction & Engineering — 0.9%
2,585	Valmont Industries, Inc.	$ 825,339
	Total Construction & Engineering	$825,339
	Construction Materials — 0.6%
1,428	Martin Marietta Materials, Inc.	$ 507,026
	Total Construction Materials	$507,026

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Consumer Staples Distribution & Retail — 1.3%
8,248(a)	BJ's Wholesale Club Holdings, Inc.	$ 627,425
2,608	Dollar General Corp.	548,880
	Total Consumer Staples Distribution & Retail	$1,176,305
	Containers & Packaging — 0.4%
70,964(a)	Ranpak Holdings Corp.	$ 370,432
	Total Containers & Packaging	$370,432
	Diversified Consumer Services — 0.6%
7,582	Service Corp. International	$ 521,490
	Total Diversified Consumer Services	$521,490
	Diversified Telecommunication Services — 0.6%
8,640	Iridium Communications, Inc.	$ 535,075
	Total Diversified Telecommunication Services	$535,075
	Electrical Equipment — 2.1%
9,428(a)	Array Technologies, Inc.	$ 206,285
5,468(a)	Generac Holdings, Inc.	590,599
2,603	Rockwell Automation, Inc.	763,850
14,887(a)	Sunrun, Inc.	299,973
	Total Electrical Equipment	$1,860,707
	Electronic Equipment, Instruments & Components — 4.4%
21,545	Amphenol Corp., Class A	$ 1,760,658
4,633	CDW Corp.	902,925
54,303(a)	Flex, Ltd.	1,249,512
	Total Electronic Equipment, Instruments & Components	$3,913,095
	Entertainment — 1.5%
6,407(a)	Spotify Technology S.A.	$ 856,104
29,102(a)	Warner Bros Discovery, Inc.	439,440
	Total Entertainment	$1,295,544
	Food Products — 1.1%
3,712	Hershey Co.	$ 944,370
	Total Food Products	$944,370
	Ground Transportation — 0.9%
6,584	TFI International, Inc.	$ 785,405
	Total Ground Transportation	$785,405
	Health Care Equipment & Supplies — 6.1%
7,574(a)	Dexcom, Inc.	$ 879,947
4,946(a)	Insulet Corp.	1,577,576
4,174(a)	Penumbra, Inc.	1,163,252
5,558	ResMed, Inc.	1,217,147
2,737(a)	Shockwave Medical, Inc.	593,464
	Total Health Care Equipment & Supplies	$5,431,386
	Health Care Providers & Services — 2.2%
19,962(a)	agilon health, Inc.	$ 474,098
3,536(a)	Molina Healthcare, Inc.	945,845
18,337(a)	Option Care Health, Inc.	582,566
	Total Health Care Providers & Services	$2,002,509

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Shares		Value
	Health Care Technology — 1.0%
4,966(a)	Veeva Systems, Inc., Class A	$ 912,701
	Total Health Care Technology	$912,701
	Hotels, Restaurants & Leisure — 4.8%
1,039(a)	Chipotle Mexican Grill, Inc.	$ 1,774,913
13,460(a)	Las Vegas Sands Corp.	773,277
12,039(a)	Planet Fitness, Inc., Class A	935,069
36,042	Wendy's Co.	784,995
	Total Hotels, Restaurants & Leisure	$4,268,254
	Household Durables — 0.9%
3,993(a)	TopBuild Corp.	$ 831,103
	Total Household Durables	$831,103
	Insurance — 1.4%
1,745	Everest Re Group, Ltd.	$ 624,745
3,293	RenaissanceRe Holdings, Ltd.	659,719
	Total Insurance	$1,284,464
	IT Services — 3.0%
22,130(a)	Cloudflare, Inc., Class A	$ 1,364,536
5,588(a)	MongoDB, Inc.	1,302,674
	Total IT Services	$2,667,210
	Life Sciences Tools & Services — 4.6%
11,258	Agilent Technologies, Inc.	$ 1,557,432
10,002	Bruker Corp.	788,558
2,092(a)	Charles River Laboratories International Inc	422,207
2,986(a)	IQVIA Holdings, Inc.	593,885
364(a)	Pacific Biosciences of California, Inc.	4,215
4,577(a)	Repligen Corp.	770,584
	Total Life Sciences Tools & Services	$4,136,881
	Machinery — 0.9%
1,636(a)	Middleby Corp.	$ 239,854
6,486	Stanley Black & Decker, Inc.	522,642
	Total Machinery	$762,496
	Marine Transportation — 0.3%
13,652	Star Bulk Carriers Corp.	$ 288,330
	Total Marine Transportation	$288,330
	Media — 1.7%
3,162	Nexstar Media Group, Inc., Class A	$ 545,951
16,444(a)	Trade Desk, Inc., Class A	1,001,604
	Total Media	$1,547,555
	Metals & Mining — 0.4%
9,201	Teck Resources, Ltd., Class B	$ 335,836
	Total Metals & Mining	$335,836
	Oil, Gas & Consumable Fuels — 3.5%
60,272	Comstock Resources, Inc.	$ 650,335
9,432	Hess Corp.	1,248,231

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
13,681	Occidental Petroleum Corp.	$ 854,105
25,148(a)	Talos Energy, Inc.	373,196
	Total Oil, Gas & Consumable Fuels	$3,125,867
	Professional Services — 7.1%
151,631(a)	Clarivate Plc	$ 1,423,815
3,380	Equifax, Inc.	685,599
26,317	Genpact, Ltd.	1,216,372
14,193	SS&C Technologies Holdings, Inc.	801,479
9,054	Thomson Reuters Corp.	1,178,106
5,480	Verisk Analytics, Inc.	1,051,393
	Total Professional Services	$6,356,764
	Semiconductors & Semiconductor Equipment — 6.5%
13,838(a)	Advanced Micro Devices, Inc.	$ 1,356,263
2,798(a)	First Solar, Inc.	608,565
6,112(a)	Lattice Semiconductor Corp.	583,696
13,840	Marvell Technology, Inc.	599,272
18,351	Micron Technology, Inc.	1,107,299
7,022(a)	ON Semiconductor Corp.	578,051
3,253(a)	SiTime Corp.	462,674
1,797(a)	SolarEdge Technologies, Inc.	546,198
	Total Semiconductors & Semiconductor Equipment	$5,842,018
	Software — 12.2%
2,063(a)	Atlassian Corp., Class A	$ 353,124
19,406(a)	Confluent, Inc., Class A	467,102
4,598(a)	Crowdstrike Holdings, Inc., Class A	631,122
10,361(a)	Datadog, Inc., Class A	752,830
16,679(a)	Fortinet, Inc.	1,108,486
2,451(a)	HubSpot, Inc.	1,050,866
8,335(a)	Palo Alto Networks, Inc.	1,664,833
3,704(a)	Paycom Software, Inc.	1,126,053
7,875(a)	Smartsheet, Inc., Class A	376,425
6,694(a)	Splunk, Inc.	641,821
7,201(a)	Synopsys, Inc.	2,781,386
	Total Software	$10,954,048
	Specialized REITs — 0.6%
9,833	Iron Mountain, Inc.	$ 520,264
	Total Specialized REITs	$520,264
	Specialty Retail — 6.4%
9,236	Academy Sports & Outdoors, Inc.	$ 602,649
774(a)	AutoZone, Inc.	1,902,608
7,633(a)	Floor & Decor Holdings, Inc., Class A	749,713
7,486	Ross Stores, Inc.	794,489
4,218	Tractor Supply Co.	991,399
1,277(a)	Ulta Beauty, Inc.	696,821
	Total Specialty Retail	$5,737,679
	Technology Hardware, Storage & Peripherals — 0.6%
19,182(a)	Pure Storage, Inc., Class A	$ 489,333
	Total Technology Hardware, Storage & Peripherals	$489,333

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/23 (unaudited) (continued)
Shares		Value
	Textiles, Apparel & Luxury Goods — 2.2%
4,923(a)	Crocs, Inc.	$ 622,464
2,211(a)	Lululemon Athletica, Inc.	805,224
11,341(a)	Skechers USA, Inc., Class A	538,925
	Total Textiles, Apparel & Luxury Goods	$1,966,613
	Trading Companies & Distributors — 1.6%
2,122	WW Grainger, Inc.	$ 1,461,655
	Total Trading Companies & Distributors	$1,461,655
	Total Common Stocks (Cost $66,453,123)	$87,971,939

	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
900,561(b)	Dreyfus Government Cash Management, Institutional Shares, 4.71%	$ 900,561
		$900,561
	TOTAL SHORT TERM INVESTMENTS (Cost $900,561)	$900,561
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.4% (Cost $67,353,684)	$88,872,500
	OTHER ASSETS AND LIABILITIES — 0.6%	$574,114
	net assets — 100.0%	$89,446,614

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2023.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$87,971,939	$—	$—	$87,971,939
Open-End Fund	900,561	—	—	900,561
Total Investments in Securities	$88,872,500	$—	$—	$88,872,500
During the period ended March 31, 2023, there were no transfers in or out of Level 3.